Property Plant And Equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	$ 3,841	$ 4,245
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of assets	5 years
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of assets	50 years
Buildings [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of assets	24 years
Buildings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of assets	40 years
Other plant and equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of assets	5 years
Other plant and equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of assets	40 years